Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At amortized cost	€ 94,376	€ 150,299
Fair value through PL	8,603	9,198
Fair value through OCI	29,463	31,389
Total book value	132,442	190,886
Total fair value	132,442	190,886
Non-current other financial assets
Disclosure of financial assets [line items]
At amortized cost	22,439	21,900
Fair value through PL	8,603	9,198
Fair value through OCI	29,463	31,389
Total book value	60,505	62,487
Total fair value	60,505	62,487
Current other financial assets
Disclosure of financial assets [line items]
At amortized cost	6,469	601
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	6,469	601
Total fair value	6,469	601
Trade and other receivables
Disclosure of financial assets [line items]
At amortized cost	36,639	44,776
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	36,639	44,776
Total fair value	36,639	44,776
Cash and cash equivalents
Disclosure of financial assets [line items]
At amortized cost	28,829	83,022
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	28,829	83,022
Total fair value	€ 28,829	€ 83,022